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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 -------------------------------
   Address:      485 Devon Park Drive, Suite 110
                 -------------------------------
                 Wayne PA 19087
                 -------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   CAO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

        /s/Anthony J. Merhige             Wayne, PA       November 15, 2010
   -------------------------------    -----------------   -----------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: $320,452
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                                                           MARKET            INVESTMENT  OTHER     ----------------------
        NAME OF ISSUER        TITLE OF CLASS    CUSIP   VALUE (000s)  SHARES DISCRETION MANAGERS      SOLE  SHARED   NONE
----------------------------- --------------- --------- ------------ ------- ---------- --------   -------- ------ ------
ALLIANCE HOLDINGS GP LP        COM UNITS LP   01861G100         2726   62874    Sole           0      62874      0      0
AMERIGAS PARTNERS-LP            UNIT LP INT   030975106          636   14200    Sole           0      14200      0      0
ATLAS PIPELINE PARTNERS LP      UNIT LP INT   049392103         1107   63091    Sole           0      63091      0      0
ATLAS ENERGY INC                    COM       049298102         1139   39759    Sole           0      39759      0      0
BLUEKNIGHT ENERGY PARTNERS LP  COM UNITS LP   09625U109         3501  391118    Sole           0     391118      0      0
BREITBURN ENERGY PARTNERS LP  COM UT LTD PTN  106776107         1882  103007    Sole           0     103007      0      0
BUCKEYE PARTNERS LP           UNIT LTD PARTN  118230101          635   10000    Sole           0      10000      0      0
CHESEPEAKE MIDSTREAM PARTNERS      UNIT       16524K108        24282  960129    Sole           0     960129      0      0
CROSSTEX ENERGY LP                  COM       22765U102         6650  524025    Sole           0     524025      0      0
DCP MIDSTREAM PARTNERS LP     COM UT LTD PTN  23311P100          887   26490    Sole           0      26490      0      0
EAGLE ROCK ENERGY PARTNERS         UNIT       26985R104        13295 2179463    Sole           0    2179463      0      0
EL PASO PIPELINE PARTNERS LP   COM UNIT LPI   283702108        13287  414317    Sole           0     414317      0      0
ENCORE ENERGY PARTNERS-LP        COM UNIT     29257A106         2239  118241    Sole           0     118241      0      0
ENERGY TRANSFER EQUITY LP     COM UT LTD PTN  29273V100        15073  406048    Sole           0     406048      0      0
ENTERPRISE GP HOLDINGS LP       UNIT LP INT   293716106         1833   31216    Sole           0      31216      0      0
ENTERPRISE PRODUCTS PARTNERS        COM       293792107        31113  784297    Sole           0     784297      0      0
EV ENERGY PARTNER LP             COM UNITS    26926V107          789   22512    Sole           0      22512      0      0
FERRELLGAS PARTNERS-LP         UNIT LTD PART  315293100          808   32000    Sole           0      32000      0      0
HOLLY ENERGY PARTNERS LP      COM UT LTD PTN  435763107         4668   91075    Sole           0      91075      0      0
INERGY HOLDINGS LP                  COM       45661Q107        11228  371541    Sole           0     371541      0      0
KINDER MORGAN ENERGY PRTNRS   UT LTD PARTNER  494550106         1204   17576    Sole           0      17576      0      0
KINDER MORGAN MANAGEMENT LLC        SHS       49455U100        17800  295428    Sole           0     295428      0      0
LEGACY RESERVES LP              UNIT LP INT   524707304          934   37856    Sole           0      37856      0      0
LINN ENERGY LLC-UNITS          UNIT LTD LIAB  536020100          406   12700    Sole           0      12700      0      0
MAGELLAN MIDSTREAM PARTNERS   COM UNIT RP LP  559080106        18224  354213    Sole           0     354213      0      0
MARKWEST ENERGY PARTNERS LP   UT LTD PARTNER  570759100        12536  349007    Sole           0     349007      0      0
NATURAL RESOURCE PARTNERS LP    COM UNIT LP   63900P103          231    8642    Sole           0       8642      0      0
NISKA GAS STORAGE PARTNERS LP UNIT LTD LIABI  654678101         9640  496925    Sole           0     496925      0      0
NUSTAR ENERGY LP                 UNIT COM     67058H102         1670   27048    Sole           0      27048      0      0
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC  67059L102          708   20883    Sole           0      20883      0      0
ONEOK PARTNERS LP             UNIT LTD PARTN  68268N103         4254   56778    Sole           0      56778      0      0
OXFORD RESOURCE PARTNERS LP   COM UNIT RP LP  691807101         3163  162552    Sole           0     162552      0      0
PIONEER SOUTHWEST ENERGY PAR    UNIT LP INT   72388B106          275   10000    Sole           0      10000      0      0
PLAINS ALL AMER PIPELINE LP   UNIT LTD PARTN  726503105        22017  349976    Sole           0     349976      0      0
PAA NATURAL GAS STORAGE LP     COM UNIT LTD   693139107         6350  263064    Sole           0     263064      0      0
PENN VIRGINIA GP HOLDINGS LP  COM UNIT R LIM  70788P105        21038  920288    Sole           0     920288      0      0
QUICKSILVER GAS SERVICES LP    COM UNITS LPI  74839G106         2510  102652    Sole           0     102652      0      0
REGENCY ENERGY PARTNERS LP     COM UNITS LP   75885Y107         6818  278520    Sole           0     278520      0      0
SUBURBAN PROPANE PARTNERS LP  UNIT LTD PARTN  864482104         1618   29726    Sole           0      29726      0      0
SUNOCO LOGISTICS PARTNERS LP     COM UNITS    86764L108          851   10825    Sole           0      10825      0      0
SOUTHERN UNION CO                   COM       844030106          333   13838    Sole           0      13838      0      0
TEEKAY LNG PARTNERS LP         PRTNRSP UNITS  Y8564M105         8976  282430    Sole           0     282430      0      0
TEEKAY OFFSHORE PARTNERS LP   PARTNERSHIP UN  Y8565J101         8485  366695    Sole           0     366695      0      0
TARGA RESOURCES PARTNERS LP      COM UNIT     87611X105         9924  357236    Sole           0     357236      0      0
VANGUARD NATURAL RESOURCES       COM UNIT     92205F106          830   32600    Sole           0      32600      0      0
WESTERN GAS PARTNERS LP       COM UNIT LP INT 958254104        13935  514211    Sole           0     514211      0      0
WILLIAMS COS INC                    COM       969457100          214   11200    Sole           0      11200      0      0
WILLIAMS PARTNERS LP            COM UNIT LP   96950F104         7730  182300    Sole           0     182300      0      0

                                                              320452